NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Convertible Subordinated, 7.0 Percent Debentures [Member]	Dec. 31, 2010 Convertible Subordinated, 7.0 Percent Debentures [Member]	Dec. 31, 2011 Senior Secured Credit Agreement	Dec. 31, 2010 Senior Secured Credit Agreement	Dec. 22, 2009 Previous Senior Credit Agreement [Member]	Jun. 30, 2009 Previous Senior Credit Agreement [Member]	Dec. 31, 2011 Senior Secured Notes 9 Percent [Member]	Dec. 31, 2010 Senior Secured Notes 9 Percent [Member]	Dec. 31, 2011 Other Notes Payable [Member]	Dec. 31, 2010 Other Notes Payable [Member]
Debt Disclosure [Abstract]
Debt Instrument, Basis Spread on Variable Floor, Base Rate							0.50%	0.50%
Debt Instrument, Basis Spread On Variable Rate, LIBOR Minimum							2.50%	2.50%
Debt Instruments [Abstract]
Direct corporate obligations	$ 857.9	$ 998.5	$ 293.0	$ 293.0	$ 255.2	$ 375.0			$ 275.0	$ 275.0	$ 50.0	$ 75.0
Unamortized Discount			(12.9)	(14.8)	(2.4)	(4.7)
Long-term Debt, by Maturity [Abstract]
2012	45.0
2013	80.0
2014	75.0
2015	85.0
2016	313.2
Thereafter	275.0
Long-term Debt	$ 873.2